Fair Value Disclosures (Non-Financial Assets Measured on a Recurring Basis) (Details) (USD $)	12 Months Ended			12 Months Ended
	Jun. 24, 2009	Jun. 29, 2011	Jun. 30, 2010	Jun. 29, 2011 Three Underperforming Restaurants [Member]	Jun. 30, 2010 Twenty-Two Underperforming Restaurants [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 1 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 1 [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 2 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 2 [Member]	Jun. 29, 2011 Fair Value Measurements Using Level 3 [Member]	Jun. 30, 2010 Fair Value Measurements Using Level 3 [Member]
Carrying value of impaired long-lived assets				$ 2,200,000	$ 27,100,000
Impairment of long-lived assets held for use				1,900,000	19,800,000
Number of underperforming restaurants	37			3	22
Fair value of impaired long-lived assets held for use		$ 255,000,000	$ 7,343,000	$ 300,000						$ 255,000,000	$ 7,343,000